RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Apr. 14, 2026	Apr. 10, 2026
Related Party Transaction [Line Items]
Dividends, Common Stock					$ 8,732			$ 17,256
Consulting service fees											$ 5,000
Share issued for service, fair value											$ 50,000
Fair value per share											$ 5.00
Debt Instrument, Face Amount		$ 127,937	262,119				262,119		$ 127,937
Proceeds from (Repayments of) Related Party Debt									261,100
Amortization of Debt Discount (Premium)							145,084		37,480
Accrued interest payable							94,844
Loss on settlement of senior secured notes			(2,574,481)				(3,087,993)
Senior secured note outstanding			2,992,214				2,992,214
Principal payments							532,017
Debt Instrument, Unamortized Discount		12,282	32,252				32,252		12,282
Dividend distributions								17,256	17,259	10,025
Senior Secured Promissory Notes [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount		$ 274,155							274,155
Proceeds from (Repayments of) Related Party Debt									261,100
Amortization of Debt Discount (Premium)									$ 13,055
Debt Instrument, Interest Rate, Stated Percentage		15.00%							15.00%
Debt Instrument, Interest Rate, Effective Percentage		5.00%							5.00%
Debt Instrument, Redemption Price, Percentage									50.00%
Debt Instrument, Redemption, Description		The cash redemption amount payable to each holder in connection with such Qualified Financing Redemption shall be equal to the product of (I) post-money valuation of the Company following such Qualified Financing and (II) the quotient of (x) the outstanding note balance of the Note held by such holder on the date of such Qualified Financing Redemption and (y) the lower of (i) the product of 0.8 and the post-money valuation of the Company following such Qualified Financing and (ii) $7 million (such amount redeemed, the “Qualified Financing Redemption Amount”); provided, however, that the Qualified Financing Redemption Amount paid to any holder shall not be greater than five hundred percent (500%) of the Outstanding Note Balance of the Note held by such holder on the date of such Qualified Financing Redemption.							The cash redemption amount payable to each holder in connection with such Qualified Financing Redemption shall be equal to the product of (I) post-money valuation of the Company following such Qualified Financing and (II) the quotient of (x) the outstanding note balance of the Note held by such holder on the date of such Qualified Financing Redemption and (y) the lower of (i) the product of 0.8 and the post-money valuation of the Company following such Qualified Financing and (ii) $7 million (such amount redeemed, the “Qualified Financing Redemption Amount”); provided, however, that the Qualified Financing Redemption Amount paid to any holder shall not be greater than five hundred percent (500%) of the Outstanding Note Balance of the Note held by such holder on the date of such Qualified Financing Redemption. The Notes held by holders that executed the Amendment and Subordination Agreement are subordinated, as to the sequence and priority of payment, to the prior repayment in full of the Notes held by holders that did not execute such agreement.
Debt Instrument, Maturity Date									Dec. 31, 2026
Related Party [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount		$ 264,684	258,637				258,637		$ 264,684
Amortization of Debt Discount (Premium)									3,531
Accrued interest payable							28,418
Senior secured note outstanding			1,167,676				1,167,676
Principal payments							205,117
Amortization of Debt Issuance Costs and Discounts			1,700		$ 154		5,847	$ 154
Debt Instrument, Unamortized Discount		9,524	3,429				3,429		9,524
Interest Payable, Current		15,837	28,418				28,418		15,837	(0)
Interest and Debt Expense				$ 12,773		$ (0)			15,837
Related Party [Member] | Previously Reported [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount		$ 264,684							$ 264,684
Related Party [Member] | Promissory Note Agreement [Member] | Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	0.00%			0.00%
Proceeds from Loans	$ 14,980						14,980
Debt Instrument, Maturity Date	Mar. 31, 2028
Unsecured promissory principal amount												$ 4,700
Related Party [Member] | Senior Secured Redeemable Note [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount			63,525				63,525
Accrued interest payable							5,078
Cash redemption amount			$ 351,100				351,100
Loss on settlement of senior secured notes							282,497
Additional loss							$ 56,948
2025 Long-Term Incentive Plan [Member]
Related Party Transaction [Line Items]
Restricted stock awards, shares							10,000